Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	MEEDER FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000702435
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Meeder Institutional Prime Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Commission File No. 002-85378

Commission File No. 811-03462

MEEDER FUNDS TRUST

INSTITUTIONAL PRIME MONEY MARKET FUND

(the “Fund”)

Supplement dated December 13, 2023 to the Prospectus and

Statement of Additional Information (“SAI”) of the Fund dated April 28, 2023

A special meeting of shareholders of the Fund was held on December 7, 2023, during which shareholders of the Fund approved changes to the Fund’s fundamental investment policy regarding investment concentration effective December 8, 2023.

Accordingly, the following is added under the heading PRINCIPAL INVESTMENT STRATEGIES on page 55 of the Prospectus and under the sub-heading Institutional Prime Money Market Fund on page 61 of the Prospectus:

The Fund will, under normal circumstances, invest more than 25% of the value of its total assets in instruments issued by companies in the financial services group of industries. The Fund, may, however, invest less than 25% of the value of its total assets in this group of industries for temporary defensive purposes.

The following risk disclosure is added under the heading PRINCIPAL RISKS on page 56 of the Prospectus and under the heading INVESTMENT RISKS” on page 64 of the Prospectus.

Concentration Risk. The Institutional Prime Money Market Fund will, under normal circumstances, invest a significant portion of its assets in securities issued by companies in the financial services industry. The Institutional Prime Money Market Fund will be more susceptible to developments that affect those industries, including interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry.

The following row is added to the risk table beginning on page 63 of the Prospectus, after “COMMON STOCK RISK:”

	Conservative Allocation	Dynamic Allocation	Quantex	Tactical Income	Institutional Prime
CONCENTRATION RISK					X

Item (1) under the sub-heading “Institutional Prime Money Market Fund, Tactical Income Fund, Balanced Fund, Muirfield Fund, Spectrum Fund, Dynamic Allocation Fund, Global Allocation Fund under the heading “FUNDAMENTAL INVESTMENT LIMITATIONS on page 32 of the SAI, is deleted in its entirety and replaced with the following:

(1)	Other than the Institutional Prime Money Market Fund, may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. The Institutional Prime Money Market Fund will, under normal circumstances, invest more than 25% of the value of the total assets of the Fund in the financial services group of industries. The Fund, may, however, invest less than 25% of the value of the total assets of the Fund in this group of industries for temporary defensive purposes.

Please retain this supplement with your Prospectus and SAI

for future reference.